INVESTMENTS IN DEBT AND EQUITY SECURITIES	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN DEBT AND EQUITY SECURITIES	INVESTMENTS IN DEBT AND EQUITY SECURITIES

Marketable securities held by the Company consist of equity securities.

	2024	2023
Balance at start of the year	5,104	7,283
Unrealized (loss)/gain*	(854)	(1,912)
Foreign currency translation (loss)/gain	(514)	(267)
Balance at the end of year	3,736	5,104

*Balances included in "(Loss)/gain on investments in debt and equity securities" in the Consolidated Statements of Operations.

Equity Securities

NorAm Drilling Company AS ("NorAm Drilling")

As of December 31, 2024 the Company held approximately 1.3 million shares (December 31, 2023: 1.3 million) in NorAm Drilling which were traded in the Norwegian Over-the-Counter market ("OTC") and are now traded on the Euronext Growth in Oslo since October 2022. The Company recognized a mark to market loss of $0.9 million (December 31, 2023: loss of $1.9 million, December 31, 2022: gain of $5.8 million) in the Statement of Operations in the year ended December 31, 2024, together with a foreign exchange loss of $0.5 million (December 31, 2023: loss of $0.3 million, December 31, 2022: gain of $0.2 million) in Other Financial Items in the Statement of Operations. (See also Note 25: Related Party Transactions).

Frontline

During the year ended December 31, 2022, the Company had a forward contract to repurchase 1.4 million shares of Frontline plc (formerly Frontline Limited) (“Frontline”), a related party, which was settled in September 2022 and a gain of $4.6 million was recognized in the Consolidated Statements of Operations. Prior to the settlement, the Company had recognized a fair value adjustment gain of $2.6 million in the Consolidated Statements of Operations in the year ended December 31, 2022. (See Note 25: Related Party Transactions).

Corporate Bonds

During the years ended December 31, 2024 and December 31, 2023, the Company held no investments in corporate bonds. The corporate bonds were classified as available-for-sale securities and were recorded at fair value, with unrealized gains and losses recorded as a separate component of "Other comprehensive income". During the year ended December 31, 2022, the Company recorded no gain or loss on redemption of $4.7 million NorAm Drilling bonds and realized a gain of $4.7 million on the redemption of $9.6 million NT Rig Holdco Liquidity 12% bonds and NT Rig Holdco 7.5% bonds.